May 30, 1997
Report to Shareholders:

   The type of companies in which Nicholas II, Inc. invests have been in a bear market. Don't feel bad if you haven't noticed, it hasn't been ostensive in the market averages. Although the NASDAQ Composite Stock Index returned 16.12% for the fifteen months ended March 31, 1997, a recent study by Merrill Lynch & Company, Inc. indicated that 76.8% of NASDAQ stocks were down at least 20% from their highs and over 60% of NASDAQ stocks were down over 30% from their highs reached between the start of 1996 and the end of the first quarter of 1997. It has been rough for small andmid-capitalization stocks and investors during the past fifteen months.

   Nicholas II, Inc. however, has performed well during this period relative to the indexes and other mutual funds in its category (Lipper Mid
Cap), as illustrated in the table below.

				   First                             Average Annual
				  Calendar   Six                      Total Return*
				  Quarter   Month      1 Year     3 Years    5 Years    10 Years
				  -------   -----      ------     -------    -------    --------
     Nicholas II, Inc.
       (Distributions Reinvested)  + 0.90%  + 3.80%    + 7.54%    +17.24%    +12.68%     +11.20%
     Mid Cap Funds**
       (Income Reinvested)         - 5.84%  - 3.64%    + 4.95%    +14.03%    +12.87%     +11.77%
     Russell 2000 Index
       (Includes Income)           - 5.17%  - 0.24%    + 5.11%    +12.69%    +12.78%     + 9.40%
     Consumer Price Index          + 0.44%  + 1.27%    + 2.76%    + 2.82%    + 2.81%     + 3.60%
     Ending value of $10,000
       invested in Nicholas II
       (Distributions Reinvested)  $10,090   $10,380   $10,754   $16,116     $18,163     $28,921


     *Total returns are historical and include change  in share price and reinvestment of dividend and capital gain distributions. Past performance is no guarantee of future results. Principal value and return will fluctuate so an investment, when redeemed, may be worth more or less than original cost.

     **Based on Lipper Investment Objective performance summary for all mid cap funds followed by Lipper Analytical Services, Inc.

     Nicholas II's performance through this tough market is gratifying to us and is a reflection of the investment style we implement in managing risk for shareholders. The focus on quality companies selling at fair valuations pays off during these difficult market cycles.

     Nicholas II's portfolio continues to be concentrated in healthcare products and services, business services, retailing and financial services. These areas should continue to do well as aging baby boomers spend more on healthcare and financial services; and businesses continue to lower their cost structures through information technology and outsourcing.

     At Nicholas Company, our employees are here to serve you, the shareholder. Our goals are to provide good consistent after tax returns and high quality customer service. If you have any questions, please do not hesitate to call.


					     Sincerely,

					 /s/ David O. Nicholas
					     -----------------
					     David O. Nicholas
					     Portfolio Manager
SCHEDULE OF INVESTMENTS
---------------------------------------------------------------------
March 31, 1997 (unaudited)
---------------------------------------------------------------------
---------------------------------------------------------------------

   Shares or                                               Quoted
   Principal                                               Market
     Amount                                                 Value
  -----------                                           ------------
							(Note 1 (a))
COMMON STOCKS - 95.26%
	    BANKS AND FINANCE - 9.54%
    409,227 Associated Banc-Corp                          15,039,092
    223,125 Fifth Third Bancorp                           17,292,188
      8,803 First National Bank of Anchorage (The)        16,021,460
    413,287 Litchfield Financial Corporation **           6,405,948
    527,900 Marshall & Ilsley Corporation                 19,268,350
							------------
							  74,027,038
							------------
	    BUSINESS SERVICES - 15.16%
    515,000 Checkfree Corporation *                        6,244,375
    220,000 Danka Business Systems PLC                     6,916,360
    190,000 Envoy Corporation *                            4,441,250
    642,500 Fiserv, Inc. *                                23,933,125
    419,062 G&K Services, Inc.                            12,571,860
    310,000 IKON Office Solutions, Inc.                   10,385,000
  1,231,750 Keane, Inc. *                                 40,493,781
    433,900 Thermo Instrument Systems Inc. *              12,583,100
							------------
							 117,568,851
							------------
	    CONSUMER PRODUCTS AND SERVICES - 4.62%
    144,400 Central Parking Corporation                    3,537,800
    313,850 Newell Co.                                    10,513,975
     36,560 Thermedics Detection, Inc.                       388,450
    380,600 Thermedics Inc. *                              5,946,875
    257,700 ThermoTrex Corporation *                       5,379,488
    351,200 Valspar Corporation (The)                     10,097,000
							------------
							  35,863,588
							------------
	    FOOD AND BEVERAGE - 3.12%
    150,000 Outback Steakhouse, Inc. *                     3,000,000
    472,770 Tootsie Roll Industries, Inc.                 21,215,554
							------------
							  24,215,554
							------------
	    HEALTH CARE PRODUCTS - 12.23%
    133,000 Amgen Inc. *                                   7,431,375
    175,000 Biogen, Inc.                                   6,540,625
    331,689 Block Drug Company, Inc.                      14,594,316
    315,900 DENTSPLY International Inc.                   15,795,000
    591,200 Elan Corporation, plc *                       20,174,700
    376,000 Forest Laboratories, Inc. *                   14,147,000
    277,500 Sofamor Danek Group, Inc. *                   10,024,688
    182,050 Thermo Cardiosystems Inc. *                    3,504,462
    229,150 Trex Medical Corporation *                     2,663,869
							------------
							  94,876,035
							------------
	    HEALTH CARE SERVICES - 21.51%
    257,585 American HomePatient, Inc. *                   5,731,266
    149,779 Cardinal Health, Inc.                          8,144,233
    621,000 Emeritus Corporation * **                      7,529,625
    488,750 Health Care and Retirement Corporation *      14,051,562
  1,459,993 Health Management Associates, Inc. *          34,674,834
    115,000 Oxford Health Plans, Inc. *                    6,741,875
    173,500 PacifiCare Operations, Inc. *                 14,964,375
    466,600 Patterson Dental Company *                    15,864,400
    173,750 PhyCor, Inc. *                                 4,734,687
    602,500 Quorum Health Group, Inc. *                   18,602,188
    436,346 Vencor, Inc. *                                16,526,605
    713,955 VIVRA Incorporated *                          19,276,785
							------------
							 166,842,435
							------------
	    INSURANCE - 6.13%
    110,000 Foremost Corporation of America                6,380,000
    619,200 Mutual Risk Management Ltd.                   22,446,000
    445,000 Protective Life Corporation                   18,690,000
							------------
							  47,516,000
							------------
	    MEDIA, COMMUNICATIONS AND ENTERTAINMENT - 5.99%
    460,000 American Mobile Satellite Corporation *        5,175,000
    375,000 General Motors Corporation - Class H          20,343,750
    310,000 PanAmSat Corporation *                         8,912,500
    210,000 Penske Motorsports, Inc. *                     5,880,000
    575,000 United States Satellite
	      Broadcasting Company *                       6,181,250
							------------
							  46,492,500
							------------
	    RETAIL TRADE - 12.28%
    942,750 Arbor Drugs, Inc.                             16,498,125
    505,000 AutoZone, Inc. *                              11,362,500
    120,000 Circuit City Stores, Inc.-CarMax Group *       1,800,000
    335,000 Circuit City Stores, Inc.-Circuit City Group  11,180,625
    371,875 Consolidated Stores Corporation *             13,108,594
    471,400 Kohl's Corporation *                          19,975,575
    706,000 OfficeMax, Inc. *                              9,178,000
    330,000 O'Reilly Automotive, Inc. *                   12,127,500
							------------
							  95,230,919
							------------
	    TRANSPORTATION - 4.68%
    988,000 Expeditors International of Washington, Inc.  23,712,000
    663,892 Heartland Express, Inc. *                     12,613,948
							------------
							  36,325,948
							------------
	     TOTAL COMMON STOCKS
	       (cost $405,463,522)                       738,958,868
							------------

CONVERTIBLE BOND - 0.73%
$7,000,000 Emeritus Corporation, **
	      6.25%, due January 1, 2006
	       (cost $5,980,500)                           5,661,250
						      --------------

SHORT-TERM INVESTMENTS - 3.93%
	    Commercial Paper - 3.38%
 $1,000,000 A.O. Smith Corporation,
	     5.50%, due April 1, 1997                      1,000,000

  1,000,000 Houston Industries Incorporated,
	     5.62%, due April 2, 1997                        999,844

  1,000,000 Schreiber Foods, Inc.,
	     5.50%, due April 3, 1997                        999,694

  1,000,000 Manpower, Inc.,
	     5.50%, due April 4, 1997                        999,542

  2,500,000 Mosinee Paper Corporation,
	     5.50%, due April 7, 1997                      2,497,708

  3,000,000 Houston Industries Incorporated,
	     5.50%, due April 8, 1997                      2,996,792

  3,500,000 Fiserv, Inc.,
	     5.50%, due April 9, 1997                      3,495,722

  1,000,000 Schreiber Foods, Inc.,
	     5.50%, due April 10, 1997                       998,625

  2,000,000 ConAgra, Inc.,
	    5.48%, due April 11, 1997                      1,996,956

  2,000,000 Manpower, Inc.,
	    5.50%,, due April 14, 1997                     1,996,028

  1,500,000 Mosinee Paper Corporation,
	     5.60%, due April 16, 1997                     1,496,500

  1,245,000 Lockheed Martin Corporation,
	     5.85%, due April 17, 1997                     1,241,763

  2,500,000 American Bankers Insurance Group, Inc.,
	     5.70%, due April 22, 1997                     2,491,687

  1,000,000 Mosinee Paper Corporation,
	     5.70%, due April 23, 1997                       996,517

  2,000,000 Manpower, Inc.,
	     5.75%, due April 25, 1997                     1,992,333
							------------
							  26,199,711
							------------

	    Variable Rate Demand Notes - 0.55%
  3,992,143 Johnson Controls, Inc.,
	     5.31%, due April 1, 1997                      3,992,143
    310,312 Sara Lee Corporation,
	     5.27%, due April 1, 1997                        310,312
							------------
							   4,302,455
							------------
	     TOTAL SHORT-TERM INVESTMENTS
	       (cost $30,434,441)                         30,502,166
							------------
	     TOTAL INVESTMENTS                           775,122,284
							------------
	   CASH AND RECEIVABLES, NET OF
	     LIABILITIES - 0.08%                             627,655
							------------
	     TOTAL NET ASSETS (Basis of
	      percentages disclosed above)              $775,749,939
							------------
							------------


 * Nondividend paying security
** This company is affiliated with the Fund as defined in Section 2(a)(3)
   of the    Investment Company Act of 1940, in that the Fund holds 5% or more of its outstanding voting securities.  (Note 5)


	   The accompanying notes to financial statements are an integral
			   part of this schedule.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 1997 (unaudited)
---------------------------------------------------------------------
---------------------------------------------------------------------

ASSETS:
     Investments in securities at market value (Note 1 (a))--
	  Nonaffiliated issuers (cost $428,908,216)-see accompanying schedule of investments.....  $761,186,711
	  Affiliated issuers (cost $12,970,247)-see accompanying schedule of investments (Note 5)    13,935,573
												   ------------
	       Total investments................................................................    775,122,284
												   ------------
     Cash.......................................................................................        513,987
												   ------------

     Receivables --
	  Investment securities sold............................................................      2,894,281
	  Dividends and interest................................................................        483,122
												   ------------
	       Total receivables ...............................................................      3,377,403
												   ------------
	       Total assets.....................................................................    779,013,674
												   ------------

LIABILITIES:
     Payables --
	  Investment securities purchased.......................................................      2,819,505
	  Management fee (Note 2)...............................................................        335,963
	  Other payables and accrued expenses...................................................        108,267
												   ------------
	       Total liabilities................................................................      3,263,735
												   ------------
	       Total net assets ................................................................   $775,749,939
												   ------------
												   ------------

NET ASSETS CONSIST OF:
     Fund shares issued and outstanding.........................................................   $415,365,157
     Net unrealized appreciation on investments (Note 3)........................................    333,176,096
     Accumulated undistributed net realized gains on investments................................     26,750,158
     Accumulated undistributed net investment income............................................        458,528
												   ------------
												   $775,749,939
												   ------------
												   ------------

NET ASSET VALUE PER SHARE ($.01 par value, 200,000,000 shares authorized)
     offering price and redemption price ($775,749,939 / 24,805,792 shares
     outstanding)...............................................................................         $31.27
													 ------
													 ------

	       The accompanying notes to financial statements are an integral
			      part of this statement.


STATEMENT OF OPERATIONS
For the six months ended March 31, 1997 (unaudited)
---------------------------------------------------------------------
---------------------------------------------------------------------

INCOME:
    Dividends (Note 1 (d)) -
       Nonaffiliated issuers ............................................................    $2,114,517
       Affiliated issuers (Note 5).......................................................        20,664
    Interest.............................................................................     1,112,806
											  -------------
											      3,247,987
											  -------------

EXPENSES:
    Management fee (Note 2)..............................................................     2,050,873
    Transfer and disbursing agent fees...................................................       231,940
    Postage and mailing fees.............................................................        38,386
    Registration fees....................................................................        35,237
    Printing ............................................................................        19,026
    Custodian fees.......................................................................        18,676
    Legal fees...........................................................................        18,447
    Insurance............................................................................         7,820
    Telephone............................................................................         6,668
    Directors' fees......................................................................         6,000
											  -------------
											      2,433,073
											  -------------
	  Net investment income..........................................................       814,914
											  -------------


NET REALIZED GAINS ON INVESTMENTS (Note 1 (b)):
    Nonaffiliated issuers ...............................................................    16,274,554
    Affiliated issuers (Note 5)..........................................................    17,596,133
											  -------------
											     33,870,687
											  -------------

NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS ..................................    (5,233,959)
											  -------------
     Net gains on investments.............................................................   28,636,728
											  -------------
     Net increase in net assets resulting from operations.................................  $29,451,642
											  -------------
											  -------------


	   The accompanying notes to financial statements are an integral
			      part of this statement.

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 1997 (unaudited)
    and the year ended September 30, 1996
---------------------------------------------------------------------
---------------------------------------------------------------------


									      1997               1996
									  ------------        ------------
OPERATIONS:
    Net investment income................................................$    814,914         $  2,112,316
    Net realized gains on investments (Note 1 (b)).......................  33,870,687           73,968,832
    Net (decrease) increase in unrealized appreciation on investments....  (5,233,959)          64,431,510
									 ------------         ------------
	     Net increase in net assets
	       resulting from operations.................................  29,451,642          138,512,658
									 ------------         ------------

DISTRIBUTIONS TO SHAREHOLDERS (Note 1 (d)):
    Distributions from net investment income
      ($0.0779 and $0.1750 per share, respectively).....................   (1,794,422)          (3,881,013)
    Distributions from net realized gains on investment transactions
     ($3.1621 and $2.4979 per share, respectively)......................  (72,841,241)         (55,403,755)
									  -----------          -----------
	    Total distributions.........................................  (74,635,663)         (59,284,768)
									  -----------         ------------

CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares issued (572,857 and 1,894,643
      shares, respectively)..............................................  18,627,840           60,059,790
    Net asset value of shares issued in distributions from net investment income and net realized gains (2,289,423 and 1,967,328
      shares, respectively) .............................................  69,507,135           55,675,398
    Cost of shares redeemed (1,291,784 and 3,315,408 shares,
      respectively)...................................................... (41,956,250)        (102,441,820)
									 ------------         ------------
	     Increase in net assets derived from capital
	       share transactions........................................  46,178,725           13,293,368
									 ------------         ------------
	     Total increase in net assets................................     994,704           92,521,258
									 ------------         ------------

NET ASSETS, at the beginning of the period (including undistributed net
  investment income of $1,438,036 and $3,206,733, respectively).......... 774,755,235          682,233,977
									 ------------         ------------

NET ASSETS, at the end of the period (including undistributed net
  investment income of $458,528 and $1,438,036, respectively)............$775,749,939         $774,755,235
									 ------------         ------------
									 ------------         ------------


	     The accompanying notes to financial statements are an integral
			    part of these statements.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
----------------------------------------------------------------------
----------------------------------------------------------------------

					  Six Months
					    Ended
					   March 31,
					      1997                   Year ended September 30,
							 ----------------------------------------------
					   (unaudited)    1996      1995      1994      1993       1992
					   -----------    ----      ----      ----      ----       ----
NET ASSET VALUE, BEGINNING OF PERIOD         $33.34     $30.07     $26.71     $26.94    $24.53    $23.87

  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                         .03        .10        .24        .21       .21       .23
  Net gains or (losses) on securities
     (realized and unrealized)                 1.14       5.84       5.22       1.23      3.24      1.07
					     ------      ------    ------     ------    ------     -----
    Total from investment operations           1.17       5.94       5.46       1.44      3.45      1.30
					     ------      ------    ------     ------    ------     -----

  LESS DISTRIBUTIONS:
  Dividends (from net
     investment income)                        (.08)      (.18)      (.21)      (.20)     (.24)     (.24)
  Distributions (from capital gains)          (3.16)     (2.49)     (1.89)     (1.47)     (.80)     (.40)
					     ------      ------    ------     ------    ------     -----
     Total distributions                      (3.24)      (2.67)    (2.10)     (1.67)    (1.04)     (.64)
					     ------      ------    ------     ------    ------     -----

NET ASSET VALUE, END OF PERIOD               $31.27      $33.34    $30.07     $26.71    $26.94    $24.53
					     ------      ------    ------     ------    ------     -----
					     ------      ------    ------     ------    ------     -----

TOTAL RETURN                                  3.80%**    21.35%    22.39%      5.49%    14.19%     5.59%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)         $775.7      $774.8    $682.2     $624.7    $715.8    $646.5
Ratio of expenses to average net assets        .62%*       .62%      .66%       .67%      .67%      .66%
Ratio of net investment income
  to average net assets                        .21%*       .29%      .68%       .72%      .79%     1.01%
Portfolio turnover rate                      22.41%*     24.47%    19.63%     17.38%    27.32%    11.47%
Average commission rate paid by
  the Fund on portfolio investment
  transactions***........................    $0.049      $0.046    $0.048       --       --         --

  *Annualized
 **Not annualized
***Disclosure of this rate is required by the Securities and Exchange
   Commission on a prospective basis beginning with   the Fund's 1996
   fiscal  year  end.  The  Fund  has  chosen  to  disclose this rate beginning in fiscal 1995.


	     The accompanying notes to financial statements are an integral
			     part of these statements.


-------------------------------------------------------------------
Top Ten Equity Holdings
March 31, 1997 (Unaudited)
-------------------------------------------------------------------
-------------------------------------------------------------------

							    Percentage of
							  Total Net Assets
							  ----------------
Keane, Inc................................................      5.22%
Health Management Associates, Inc. - Class A..............      4.47%
Fiserv, Inc...............................................      3.09%
Expeditors International of Washington, Inc...............      3.06%
Mutual Risk Management Ltd................................      2.89%
Tootsie Roll Industries, Inc..............................      2.73%
General Motors Corporation - Class H......................      2.62%
Elan Corporation, plc.....................................      2.60%
Kohl's Corporation........................................      2.58%
VIVRA Incorporated........................................      2.48%


HISTORICAL RECORD (Unaudited)
---------------------------------------------------------------------

					      Net Investment                       Dollar          Growth of
				  Net            Income         Capital Gain      Weighted         An Initial
			       Asset Value     Distributions    Distributions    Price/Earnings     $10,000
				Per Share        Per Share        Per Share         Ratio**        Investment***
			       -----------    ---------------   -------------    --------------    -------------
October 17,  1983*...........   $10.00             $ --           $ --                --              $10,000
September 30, 1984...........    11.66               --             --               12.6 times        11,660
September 30, 1985...........    14.39              .0930           .1860            11.7              14,742
September 30, 1986...........    16.90              .1630           .0610            15.0              17,581
September 30, 1987...........    21.01              .4200           .5130            20.9              23,108
September 30, 1988...........    18.58              .3380          1.3030            15.0              22,766
September 30, 1989...........    21.76              .3350           .0800            17.1              27,291
September 30, 1990...........    17.39              .3124           .6686            14.8              22,888
September 30, 1991...........    23.87              .3422           .1434            17.8              32,250
September 30, 1992...........    24.53              .2447           .4042            17.3              34,052
September 30, 1993...........    26.94              .2350           .8000            18.1              38,885
September 30, 1994...........    26.71              .2000          1.4700            18.5              41,020
September 30, 1995...........    30.07              .2056          1.8944            20.8              50,205
September 30, 1996...........    33.34              .1750          2.4979            28.9              60,922
March 31, 1997...............    31.27              .0779 (a)      3.1621 (a)        27.5              63,237


  *Date of Initial Public Offering.                 (a) Paid December 31, 1996 to
 **Based on latest 12 months accomplished earnings      shareholders of    record
   of equity securities.                                December 24, 1996.
***Assuming reinvestment of all distributions.


  Range in quarter end price/earnings ratios
    High                  Low
---------------        ------------
12/31/96   29.0         9/30/85 11.7

NOTES TO FINANCIAL STATEMENTS
March 31, 1997 (unaudited)
---------------------------------------------------------------------
---------------------------------------------------------------------

(1) Summary of Significant Accounting Policies --
    Nicholas II, Inc. (the "Fund") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The primary objective of the Fund is capital appreciation in which income is a secondary consideration. To achieve its objective, the Fund invests in a diversified list of common stocks saving growth potential. The following is a summary of the significant accounting policies of the Fund.

    (a) Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Variable rate demand notes are valued at cost which approximates market value. U.S. Treasury Bills and commercial paper are stated at market value with the resultant difference between market value and original purchase price being recorded as interest income. Investment transactions are recorded no later than the first business day after the trade date. Cost amounts, as reported on the statement of assets and liabilities, are the same for Federal income tax purposes.

	 The Fund currently holds 173,900 shares of Programming and Systems, Inc. ("the Company"), common stock which was delisted by NASDAQ after the Securities and Exchange Commission suspended trading. After the company was delisted an attempt to reorganize and resolve issues facing the Company included a spin-off of a new entity to existing shareholders called FRM Nexus, Inc., of which the Fund received 57,966 common shares. The Board of Directors of the Fund have continued to deem the shares of both companies worthless until additional information including audited financial statements and exchange listing information is released by the companies.

    (b) Net realized gains and losses on common stocks and bonds were computed on the basis of specific certificates.

    (c) Provision has not been made for Federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

    (d) Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at fair market value on date of distribution.

    (e) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from the estimates.


(2) Investment Adviser and Management Agreement --
    The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the investment adviser based on 1/16th of 1% (.75 of 1% on an annual basis) of the average net asset value up to and including $50 million, 1/20th of 1% (.6 of 1% on an annual basis) of the average net asset value over $50 million up to and including $100 million and 1/24th of 1% (.5 of 1% on an annual basis) of the average net asset value in excess of $100 million. Also, the investment adviser may be reimbursed for clerical and administrative services rendered by its personnel. The advisory agreement is subject to an annual review by the Directors of the Fund.

NOTES TO FINANCIAL STATEMENTS (Continued)
---------------------------------------------------------------------
March 31, 1997 (unaudited)
---------------------------------------------------------------------
---------------------------------------------------------------------


(3) Net Unrealized Appreciation --

    Aggregate gross unrealized appreciation (depreciation) as of March 31,
    1997, based on investment cost for Federal tax purposes is as follows:
	 Aggregate gross unrealized appreciation on investments ...................$361,515,782
	 Aggregate gross unrealized depreciation on investments ................... (28,339,686)
										   ------------
	   Net unrealized appreciation ............................................$333,176,096
										   ------------
										   ------------

(4) Investment Transactions --
    For the period ended March 31, 1997, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $84,299,310 and $110,520,927 respectively.

(5) Transactions with Affiliates --
    Following is an analysis of transactions with "affiliated companies" for the six months ended March 31, 1997, as defined by the Investment Company Act of 1940:

												      Amount of
											 Amount of   Capital Gain
											 Dividends     Realized
						       Share Activity                    Credited      on Sale
					 --------------------------------------------    to Income    of Shares
					   Balance                           Balance     in Fiscal    in Fiscal
    Security Name                          9/30/96   Purchases     Sales    3/31/97         1997        1997
    -------------                         --------   ---------     -----    --------     ----------   ----------
Emeritus Corporation                      581,000      40,000       --        621,000         --           --
Keane, Inc. (a)(b)                      2,037,350        --       805,600   1,231,750         --      $17,596,133
Litchfield Financial Corporation          413,287        --         --        413,287      $20,664         --
											   -------    -----------
											   $20,664    $17,596,133
											   -------    -----------
											   -------    -----------


(a) The share activity has been adjusted to reflect a stock split/dividend.
(b) As of March 31, 1997, the Fund is no longer affiliated with this company.

AUTOMATIC INVESTMENT PLAN - AN UPDATE (UNAUDITED)

The Nicholas Family of Funds' AUTOMATIC INVESTMENT PLAN provides a simple method to dollar cost average into the fund(s) of your choice.

Dollar cost averaging involves making equal systematic investments over an extended time period. A fixed dollar investment will purchase more shares when the market is low and fewer shares when the market is high. The automatic investment plan is an excellent way for you to become a disciplined investor.

The following table illustrates what dollar cost averaging can achieve. Please note that past performance is no guarantee of future results. Nicholas Company recommends dollar cost averaging as a practical investment method. It should be consistently applied for long periods (5-10 years or more) so that investments are made through several market cycles. The table will be updated and appear in future financial reports issued by the Nicholas Family of Funds.

							 Nicholas II
							_____________
	$1,000 initial investment on                      10-17-83
	$100 invested on the last day of each month
	   following the date of the initial
	   investment (in years)                           13.5
	Total cash invested                              $ 17,200
	Total dividends and capital gains
	   distributions reinvested                      $ 16,094
	Total full shares owned 3/31/97                     1,582
	Total market value on 3/31/97                    $ 49,455

The results above assume purchase on the last day of the month for the respective periods. The Nicholas Automatic Investment Plan actually invests on the 20th of each month (or on the alternate date specified by the investor). Total market value includes reinvestment of all distributions.

		 CAN YOU AFFORD NOT TO INVEST IN AN IRA?

	The maximum yearly IRA contribution is the lesser of $2,000 or 100% of your compensation. Every year that you contribute this amount you may also deduct it from your Federal income taxes, unless you (or your spouse) are an eligible participant in an employer-sponsored retirement plan and your adjusted gross income exceeds certain limits as defined by the Internal Revenue Code. This deduction can lead to substantial savings, especially when you look at the relationship between higher tax brackets and the net cost of investing. The table below illustrates a schedule of tax brackets, resulting tax savings, and the net cost of investing $2,000 in an IRA, assuming full deductibility of your contributions.


		      TABLE I

      Federal Tax    Federal Tax    Net Cost of Investing
      Brackets        Savings         $2,000 in an IRA
     ___________    ___________    _____________________
       [C]              [C]                [C]
	 15%            $300               $1,700
	 28%             560                1,440
	 31%             620                1,380
	 36%             720                1,280
       39.6%             792                1,208



	Even if you are an eligible participant in an employer-sponsored retirement plan, you may still make a non-deductible IRA contribution (subject to the $2,000/100% of compensation limit). Another tax advantage to investing in an IRA is that any amounts received from dividends, interest, etc., accumulate tax deferred, whether or not your contribution is fully deductible. Taxes will have to be paid when you receive distributions. Finally, Table II shows the various amounts accumulated in an IRA under different annual rates of return, based on a $2,000 annual year end contribution. These figures are purely hypothetical since investment returns are rarely constant year to year. Yet, one can get a good idea that investing in an IRA plan provides a good nest egg for retirement.


				     TABLE II
			   Amounts accumulated in an IRA

			      Annual Rates of Return
		  ______________________________________________
     After             8%        10%         12%           15%
     ____           _______    _______     ________     ________
     [C]          [C]        [C]         [C]          [C]
     10 Years     $  28,973  $  31,874   $   35,096   $   40,606
     20 Years        91,524    114,550      144,104      204,880
     30 Years       226,566    328,980      482,660      869,480
     40 Years       518,113    885,180    1,534,180    3,558,000

OFFICERS AND DIRECTORS

ALBERT O. NICHOLAS
President and Director

ROBERT H. BOCK
Director

MELVIN L. SCHULTZ
Director

RICHARD SEAMAN
Director

DAVID L. JOHNSON
Executive Vice President

THOMAS J. SAEGER
Executive Vice President and Secretary

DAVID O. NICHOLAS
Senior Vice President

LYNN S. NICHOLAS
Senior Vice President

JEFFREY T. MAY
Senior Vice President & Treasurer

CANDACE L. LESAK
Vice President

JOHN J. O'HARE II
Vice President

KATHLEEN A. EVANS
Assistant Vice President

TRACY C. EBERLEIN
Assistant Vice President

Investment Advisor
NICHOLAS COMPANY, INC.
Milwaukee
414-272-6133 or 800-227-5987

Custodian and Transfer Agent
FIRSTAR TRUST COMPANY
Milwaukee
414-276-0535 or 800-544-6547

This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

SEMI ANNUAL REPORT
NICHOLAS II